UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21928
Short-Term Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class A
| ASBAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class C
| ASBCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class T
|
TSTBX
for the six months ended February 28, 2026
This
semi-annual shareholder report
contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-1
| ASBFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-2
| SBFFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-3
| FSBTX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-A
| CAAFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-C
| CCAMX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-E
| CEAMX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.89% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary.
Your
instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-T
| TTSBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six
months
?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-1
| CFAMX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multi
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL
SHAREHOLDER
REPORT
Short-Term Bond Fund of America
®
Class 529-F-2
| FTSBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by
Capital
Group or your financial intermediary.
Lit. No. MF5XSRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-3
| FFTSX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio
holdings
by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-1
| RAMAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 68	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2
| RAMBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 67	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by as
set
type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2E
| RAAEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple acc
ounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-3
| RAMCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,0
00
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.93% *
*Annualized.
Key fund statistics
Fund net assets ( in m illions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-4
| RAMEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5E
| RAAGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last si
x m
onths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5
| RAMFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetica
l $
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by C apita
l Group or your financial intermediary.
Lit. No. MFR5SRX-048-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-6
| RMMGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%
Portfolio holdings by asset type
 (perce
nt o
f net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-048-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Short-Term Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2026
Lit. No. MFGEFP2-048-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026unaudited

Bonds, notes & other debt instruments 90.18%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 38.35%
U.S. Treasury 37.55%
U.S. Treasury 4.625% 3/15/2026	USD1,160	$1,160
U.S. Treasury 4.625% 6/30/2026	3,001	3,011
U.S. Treasury 1.125% 10/31/2026	3,750	3,689
U.S. Treasury 4.375% 12/15/2026	14,175	14,265
U.S. Treasury 1.25% 12/31/2026	20,000	19,627
U.S. Treasury 4.00% 1/15/2027	385,438	386,966
U.S. Treasury 1.50% 1/31/2027	29,000	28,471
U.S. Treasury 4.125% 2/15/2027	3,000	3,016
U.S. Treasury 3.75% 4/30/2027	3,679	3,689
U.S. Treasury 3.875% 5/31/2027	63,000	63,304
U.S. Treasury 3.25% 6/30/2027	120,000	119,686
U.S. Treasury 3.875% 7/31/2027	12,221	12,293
U.S. Treasury 3.625% 8/31/2027	33,776	33,867
U.S. Treasury 3.375% 9/15/2027	144,938	144,812
U.S. Treasury 3.50% 9/30/2027 (a)	626,890	627,597
U.S. Treasury 4.125% 9/30/2027	305,000	308,269
U.S. Treasury 3.875% 10/15/2027	14,421	14,522
U.S. Treasury 4.125% 11/15/2027	70,414	71,238
U.S. Treasury 3.375% 11/30/2027	457	457
U.S. Treasury 4.00% 12/15/2027	242,000	244,482
U.S. Treasury 0.625% 12/31/2027	23,000	21,880
U.S. Treasury 3.375% 12/31/2027	56,244	56,219
U.S. Treasury 4.25% 1/15/2028	95,000	96,450
U.S. Treasury 3.50% 1/31/2028	1,241,701	1,244,151
U.S. Treasury 4.25% 2/15/2028	19,000	19,307
U.S. Treasury 3.375% 2/29/2028	8,964	8,962
U.S. Treasury 3.625% 3/31/2028	1,671	1,679
U.S. Treasury 3.75% 4/15/2028	41,220	41,523
U.S. Treasury 1.25% 6/30/2028	15,000	14,290
U.S. Treasury 3.875% 7/15/2028	8,476	8,570
U.S. Treasury 3.50% 10/15/2028	118,831	119,165
U.S. Treasury 3.50% 11/15/2028	37,423	37,532
U.S. Treasury 3.50% 12/15/2028	19,326	19,385
U.S. Treasury 4.00% 1/31/2029	182,630	185,705
U.S. Treasury 3.50% 2/15/2029	685,333	687,501
U.S. Treasury 4.50% 5/31/2029	19,396	20,042
U.S. Treasury 4.25% 1/31/2030	10,000	10,289
U.S. Treasury 3.625% 9/30/2030	48,074	48,328
U.S. Treasury 3.75% 1/31/2031	25,150	25,410
U.S. Treasury 4.25% 11/15/2034	17,821	18,311
U.S. Treasury 1.875% 2/15/2041	341	246
U.S. Treasury 3.25% 5/15/2042	152	131
U.S. Treasury 2.75% 11/15/2042	511	406
U.S. Treasury 3.00% 5/15/2045	8,297	6,610
U.S. Treasury 1.875% 2/15/2051	354	207
U.S. Treasury 2.875% 5/15/2052	208	151
U.S. Treasury 4.625% 11/15/2055	6,020	6,012
		4,802,883

U.S. Treasury inflation-protected securities 0.80%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	57,387	56,926
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	8,203	7,665
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	39,082	38,556
		103,147
Total U.S. Treasury bonds & notes		4,906,030

1	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 24.69%
Auto loan 10.71%
American Credit Acceptance Receivables Trust, Series 2025-1, Class A, 4.67% 7/12/2028 (c)(d)	USD827	$828
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (c)(d)	2,948	2,951
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (c)(d)	5,132	5,141
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (c)(d)	1,954	1,955
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (c)(d)	12,217	12,240
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (c)(d)	5,181	5,182
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(d)	7,372	7,400
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (c)(d)	3,261	3,273
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (c)	5,585	5,623
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (c)	4,250	4,281
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (c)(d)	2,677	2,689
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (c)(d)	6,499	6,512
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (c)(d)	9,039	9,051
AutoNation Finance Trust, Series 2026-1A, Class A3, 4.03% 8/12/2030 (c)(d)	8,819	8,873
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (c)(d)	1,773	1,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (c)(d)	15,496	15,761
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (c)(d)	3,900	3,995
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (c)(d)	9,913	10,051
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (c)(d)	2,500	2,585
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)(d)	1,506	1,534
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(d)	3,732	3,884
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)(d)	3,503	3,634
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52% 11/22/2027 (c)(d)	559	560
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (c)(d)	288	291
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (c)	10,242	10,254
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (c)	4,661	4,667
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (c)	784	785
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (c)	15,975	15,990
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (c)	2,330	2,333
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (c)	586	586
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (c)	4,548	4,555
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	687	688
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (c)	6,617	6,629
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (c)	1,977	1,985
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.78% 12/15/2028 (c)	12,900	12,950
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (c)	3,593	3,600
CarMax Auto Owner Trust, Series 2024-4, Class A2A, 4.67% 12/15/2027 (c)	2,427	2,430
CarMax Auto Owner Trust, Series 2025-1, Class A2A, 4.63% 3/15/2028 (c)	1,297	1,300
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (c)	1,897	1,909
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028 (c)	7,840	7,896
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (c)	11,601	11,732
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (c)	2,472	2,538
CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04% 3/17/2031 (c)	5,299	5,345
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (c)	279	279
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03% 12/17/2029 (c)	8,142	8,147
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (c)	1,438	1,477
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (c)(d)	569	572
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	826	808
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (c)(d)	2,958	2,963
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (c)	1,318	1,329
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (c)(d)	3,500	3,532
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (c)(d)	1,168	1,169
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (c)(d)	3,240	3,271
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (c)(d)	4,598	4,664
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (c)(d)	5,937	5,989
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (c)(d)	1,932	1,953
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (c)(d)	2,230	2,244
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(d)	6,081	6,183
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (c)(d)	5,016	5,029
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (c)(d)	3,214	3,236
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(d)	149	149
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (c)(d)	895	896
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (c)(d)	5,732	5,752
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (c)(d)	597	598
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (c)(d)	576	576
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (c)(d)	809	817

Short-Term Bond Fund of America	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (c)(d)	USD1,589	$1,609
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (c)(d)	13,936	13,980
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (c)(d)	2,975	2,986
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (c)(d)	1,665	1,676
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (c)(d)	14,633	14,788
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87% 8/15/2028 (c)	2,064	2,067
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	2,838	2,841
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (c)	1,819	1,820
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	1,209	1,213
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	3,118	3,130
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (c)	2,892	2,931
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (c)	1,312	1,316
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (c)	3,041	3,060
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (c)	5,896	5,929
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (c)	3,477	3,510
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (c)	467	475
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (c)(d)	1,173	1,175
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (c)(d)	1,173	1,184
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (c)(d)	895	898
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (c)(d)	2,765	2,774
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (c)(d)	11,727	11,767
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (c)(d)	6	6
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (c)(d)	623	625
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (c)(d)	3,512	3,539
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(d)	1,520	1,551
Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83% 1/18/2028 (c)	1,008	1,009
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (c)	1,465	1,467
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (c)	450	451
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	895	898
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (c)	5,935	5,944
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	2,285	2,290
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (c)	7,368	7,371
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (c)	3,821	3,848
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (c)	5,021	5,050
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (c)	11,844	11,900
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (c)	2,027	2,057
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (c)	7,452	7,473
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	4,255	4,296
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	1,400	1,411
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (c)	3,259	3,272
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (c)	1,710	1,721
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (c)	1,332	1,360
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	3,243	3,251
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (c)	9,736	9,748
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (c)	2,185	2,208
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (c)	1,000	1,025
FCCU Auto Receivables Trust, Series 2026-1A, Class A2, 3.98% 10/15/2029 (c)(d)	500	500
FCCU Auto Receivables Trust, Series 2026-1A, Class A4, 4.32% 3/15/2032 (c)(d)	767	771
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (c)(d)	15,000	15,026
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (c)(d)	8,594	8,643
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (c)(d)	426	426
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (c)	1,271	1,272
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (c)	2,106	2,112
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (c)(d)(e)	30,943	31,504
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (c)(d)	4,029	4,115
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (c)(d)	2,981	3,089
Ford Credit Auto Owner Trust, Series 2026-1, Class B, 4.48% 8/15/2038 (9.21% on 2/15/2031) (c)(d)(e)	1,000	1,012
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (c)(d)	6,810	6,867
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	4,155	4,233
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (c)	19,556	19,731
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (c)	594	598
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (c)(d)	1,986	2,002
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (c)(d)	7,089	7,214
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (c)(d)	3,366	3,369
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (c)(d)	7,496	7,511
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (c)(d)	543	543

3	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (c)(d)	USD6,360	$6,371
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (c)(d)	3,028	3,034
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (c)(d)	5,982	6,004
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (c)(d)	7,000	7,012
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (c)(d)	14,527	14,620
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (c)(d)	724	728
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (c)(d)	7,785	7,825
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (c)(d)	1,983	2,010
GLS Auto Receivables Trust, Series 2026-1A, Class A3, 3.97% 11/15/2029 (c)(d)	6,702	6,708
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (c)(d)	5,212	5,272
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (c)(d)	3,916	3,955
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (c)(d)	5,561	5,583
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (c)(d)	4,711	4,741
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (c)(d)	8,513	8,569
GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.64% 8/15/2030 (c)(d)	2,150	2,207
GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.92% 8/15/2030 (c)(d)	2,500	2,596
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (c)(d)	3,239	3,260
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (c)(d)	780	788
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (c)(d)	6,359	6,372
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (c)(d)	122	126
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (c)	2,738	2,749
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (c)	3,872	3,900
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (c)(d)	2,325	2,407
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(d)	6,653	7,002
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (c)(d)	5,035	5,155
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (c)	3,521	3,543
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (c)	2,495	2,537
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (c)(d)	16,100	16,171
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (c)(d)	350	355
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(d)	16,666	16,684
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(d)	2,783	2,787
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(d)	47,999	47,288
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (c)(d)	4,177	4,117
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(d)	10,230	10,376
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(d)	12,336	12,597
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(d)	9,888	10,078
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (c)(d)	16,917	17,316
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (c)(d)	2,836	2,950
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (c)	775	776
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (c)	1,547	1,557
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028 (c)	1,211	1,224
Huntington National Bank (The), Series 2024-1, Class B2, (30-day Average USD-SOFR + 1.40%) 5.062% 5/20/2032 (c)(d)(f)	778	781
Huntington National Bank (The), Series 2024-2, Class B2, (30-day Average USD-SOFR + 1.35%) 5.012% 10/20/2032 (c)(d)(f)	2,300	2,309
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (c)(d)	7,153	7,236
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (c)(d)	17,273	17,425
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (c)(d)	4,960	5,002
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (c)(d)	3,455	3,459
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(d)	1,425	1,429
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A2A, 3.85% 5/15/2028 (c)(d)	7,714	7,721
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97% 12/15/2028 (c)(d)	11,510	11,566
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (c)	4,453	4,490
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (c)(d)	13,925	14,027
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (c)(d)	20	20
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (c)(d)	440	440
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (c)(d)	209	209
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(d)	704	705
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (c)(d)	4,857	4,867
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (c)(d)	529	529
LAD Auto Receivables Trust, Series 2025-2A, Class A2, 4.30% 7/17/2028 (c)(d)	2,409	2,413
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (c)(d)	2,005	2,015
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (c)(d)	6,414	6,445
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (c)(d)	1,980	1,991
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (c)(d)	1,470	1,490
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (c)(d)	3,273	3,286

Short-Term Bond Fund of America	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (c)(d)	USD4,278	$4,277
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(d)	4,612	4,680
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (c)(d)	1,408	1,424
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (c)(d)	394	400
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (c)(d)	142	144
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (c)(d)	4,251	4,268
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (c)	4,770	4,807
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (c)	7,138	7,185
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (c)	4,571	4,666
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (c)(d)	5,950	5,958
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (c)(d)	2,476	2,491
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (c)(d)	513	519
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (c)(d)	44	44
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (c)(d)	4,582	4,595
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (c)(d)	2,634	2,646
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (c)(d)	208	208
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (c)(d)	515	515
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (c)(d)	17,390	17,480
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (c)(d)	4,917	4,925
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (c)(d)	7,600	7,639
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (c)(d)	1,000	1,004
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71% 6/15/2028 (c)	1,370	1,372
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (c)	484	485
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (c)	546	548
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (c)	379	380
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (c)	975	975
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (c)	5,240	5,249
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (c)	1,373	1,375
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (c)	5,820	5,834
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	3,563	3,577
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (c)	14,419	14,452
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (c)	961	963
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (c)	3,058	3,069
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (c)	4,746	4,749
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (c)	7,586	7,676
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (c)	917	925
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	7,975	8,072
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (c)	19,220	19,335
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (c)	6,983	7,026
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (c)	902	918
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (c)	937	954
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (c)(d)	107	107
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (c)(d)	2,354	2,365
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(d)	1,741	1,744
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(d)	751	760
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (c)(d)	1,458	1,475
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (c)(d)	1,334	1,351
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (c)(d)	1,088	1,093
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (c)(d)	509	512
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A2, 4.65% 5/22/2028 (c)(d)	460	461
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (c)(d)	1,072	1,073
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (c)(d)	2,322	2,328
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (c)(d)	6,790	6,837
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (c)(d)	16,527	16,579
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (c)(d)	3,077	3,097
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (c)(d)	3,665	3,676
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (c)(d)	5,676	5,719
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (c)	3,272	3,279
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (c)	3,136	3,156
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (c)	5,836	5,874
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (c)	3,293	3,350
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (c)(d)(g)(h)	12,946	7,509
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (c)(d)	15,392	15,486
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (c)(d)	3,331	3,333
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(d)	10,079	10,100
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (c)(d)	1,327	1,332

5	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(d)	USD393	$395
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (c)(d)	16,150	16,401
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (c)(d)	8,343	8,448
Westlake Automobile Receivables Trust, Series 2025-3A, Class A1, 4.28% 10/15/2026 (c)(d)	2,939	2,939
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (c)(d)	2,048	2,050
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (c)(d)	3,224	3,233
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (c)(d)	267	267
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (c)(d)	7,372	7,383
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (c)(d)	7,188	7,205
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (c)(d)	5,049	5,066
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (c)(d)	410	411
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (c)(d)	8,027	8,030
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (c)(d)	3,167	3,175
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (c)(d)	3,827	3,826
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (c)(d)	2,617	2,646
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (c)(d)	6,416	6,444
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (c)(d)	12,186	12,213
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (c)(d)	3,801	3,809
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (c)(d)	2,775	2,800
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (c)(d)	388	392
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (c)(d)	1,959	1,977
Westlake Automobile Receivables Trust, Series 2026-P1, Class A4, 4.01% 3/17/2031 (c)(d)	1,167	1,175
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (c)(d)	40,050	40,254
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (c)(d)	9,751	9,854
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(d)	7,381	7,465
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (c)	6,361	6,377
		1,369,159

Other asset-backed securities 8.67%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (c)(d)	744	752
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (c)(d)	406	411
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (c)(d)	1,797	1,803
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (c)(d)	1,063	1,069
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (c)(d)	1,264	1,271
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (c)(d)	10,839	10,869
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (c)(d)	15,930	15,950
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (c)(d)	1,593	1,596
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (c)(d)	1,799	1,812
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (c)(d)	6,726	6,780
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (c)(d)	14,096	14,212
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (c)(d)	5,360	5,367
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (c)(d)	26,449	26,591
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (c)(d)	4,488	4,516
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(d)	7,633	7,762
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (c)(d)	1,860	1,903
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (c)(d)	340	350
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(d)	244	244
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (c)(d)	4,380	4,429
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (c)(d)	6,892	7,006
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (c)(d)	1,382	1,392
AXIS Equipment Finance Receivables, LLC, Series 2024-1, Class A2, 5.38% 1/21/2031 (c)(d)	1,195	1,206
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (c)(d)	2,868	2,909
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (c)(d)	5,491	5,553
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(d)	249	248
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (c)(d)	205	203
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (c)(d)	7,622	7,186
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (c)(d)	1,515	1,454
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (c)(d)	3,463	3,476
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (c)(d)	190	192
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (c)(d)	587	596
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (c)(d)	1,691	1,631
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(d)	16,599	16,921
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (c)(d)	1,192	1,135
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(d)	1,266	1,292

Short-Term Bond Fund of America	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (c)(d)	USD7,883	$7,975
CCG Receivables Trust, Series 2023-1, Class A2, 5.82% 9/16/2030 (c)(d)	926	929
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (c)(d)	6,000	6,056
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(d)	41,937	35,901
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (c)(d)	2,535	2,087
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(d)	27,439	22,650
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (c)(d)	10,607	10,605
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (c)(d)	4,192	4,141
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (c)(d)	5,956	5,977
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (c)(d)	2,018	1,918
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (c)(d)	4,429	4,211
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (c)(d)	3,564	3,391
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (c)(d)	1,245	1,168
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(d)	3,089	2,906
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (c)	5,435	5,510
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (c)	8,000	8,105
CNH Equipment Trust, Series 2025-B, Class A3, 4.30% 10/15/2030 (c)	2,000	2,027
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(d)	3,229	3,254
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (c)(d)	11,434	11,496
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (c)(d)	4,038	4,129
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(d)	3,039	3,069
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (c)	1,996	2,011
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (c)(d)	4,736	4,750
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (c)(d)	6,611	6,656
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (c)(d)	3,048	3,069
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61% 2/24/2031 (c)(d)	5,500	5,569
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (c)(d)	862	866
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (c)(d)	12,948	12,951
DLLAA, LLC, Series 2025-1A, Class A4, 5.08% 4/20/2033 (c)(d)	3,555	3,694
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (c)(d)	1,108	1,112
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (c)(d)	1,227	1,253
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (c)(d)	5,478	5,488
DLLMT, LLC, Series 2024-1A, Class A3, 4.84% 8/21/2028 (c)(d)	5,000	5,042
DLLMT, LLC, Series 2026-1A, Class A3, 4.20% 12/20/2029 (c)(d)	5,412	5,455
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (c)(d)	3,000	3,067
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (c)(d)	445	420
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(d)	9,095	9,295
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (c)(d)	8,637	8,781
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (c)(d)	4,799	4,635
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (c)(d)	4,248	4,018
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (c)(d)	12,025	11,617
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(d)	9,517	9,200
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (c)(d)	12,293	11,630
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (c)(d)	5,648	5,382
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (c)(d)	1,128	1,132
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (c)(d)	6,881	6,904
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (c)(d)	1,649	1,661
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (c)(d)	4,213	4,267
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (c)(d)	9,799	9,853
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (c)(d)	500	508
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (c)(d)	545	557
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (c)(d)	1,652	1,667
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (c)(d)	3,706	3,723
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (c)(d)	2,010	2,014
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (c)	3,172	3,199
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (c)	11,723	11,877
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (c)(d)	2,500	2,540
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (c)(d)	6,103	6,180
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(d)	10,665	10,727
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(d)	11,873	11,909
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (c)(d)	1,585	1,600
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(d)	53,935	45,880
NMEF Funding, LLC, Series 2023-A, Class A2, 6.57% 6/17/2030 (c)(d)	400	401
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(d)	10,015	10,081
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(d)	8,857	8,898
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (c)(d)	12,544	12,607

7	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (c)(d)	USD2,644	$2,646
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(d)	9,128	9,252
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(d)	6,093	6,146
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(d)	6,040	6,113
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (c)(d)	4,549	4,596
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (c)(d)	1,344	1,321
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (c)(d)	9,378	9,522
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (c)(d)	16,000	16,003
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (c)(d)	3,340	3,344
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (c)(d)	1,370	1,381
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (c)(d)	25,261	25,317
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(d)	23,017	23,072
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (c)(d)	2,774	2,783
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (c)(d)	23,111	23,206
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(d)	5,777	5,789
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(d)	8,192	8,251
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (c)(d)	11,109	11,154
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(d)	6,046	6,084
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (c)(d)	9,000	9,223
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(d)	1,463	1,472
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (c)(d)	2,000	2,045
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (c)(d)	4,079	4,126
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(d)	10,653	10,662
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (c)(d)	7,722	7,744
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (c)(d)	7,918	8,017
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (c)	4,167	4,279
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (c)(d)	1,464	1,476
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(d)	4,374	4,416
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.36% 9/15/2039 (c)(d)(f)	989	1,000
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (c)(d)	2,829	2,907
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (c)(d)	3,657	3,697
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (c)(d)	2,911	2,938
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(d)	1,385	1,390
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (c)(d)	13,228	13,230
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (c)(d)	9,202	9,223
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (c)(d)	765	767
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (c)(d)	20,230	20,665
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (c)(d)	3,493	3,504
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	2,972	3,057
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (c)(d)	1,575	1,613
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (c)(d)	431	441
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (c)(d)	2,763	2,725
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (c)(d)	1,325	1,296
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (c)(d)	4,918	4,791
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(d)	6,328	6,093
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (c)(d)	2,792	2,720
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (c)(d)	4,434	4,233
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (c)(d)	409	394
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(d)	8,936	8,465
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(d)	9,118	8,679
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(d)	6,467	5,989
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (c)(d)	14,656	14,723
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (c)(d)	2,505	2,411
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (c)(d)	8,198	7,943
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (c)(d)	10,467	9,945
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (c)(d)	2,622	2,549
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	4,570	4,622
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (c)(d)	5,319	5,362
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (c)(d)	4,004	4,013
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (c)(d)	555	557
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (c)(d)	2,895	2,926
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (c)(d)	8,189	7,899
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (c)(d)	8,740	8,780
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031 (c)(d)	5,004	5,089
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(d)	3,674	3,746

Short-Term Bond Fund of America	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)(d)	USD11,438	$11,658
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (c)(e)	9,867	9,948
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (c)	10,895	11,094
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (c)	7,750	7,798
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (c)(e)	27,332	27,455
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (c)	18,583	18,726
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (c)(d)	3,475	3,576
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (c)(d)	2,919	3,030
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (c)(d)	3,153	3,170
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (c)(d)	637	638
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (c)(d)	3,293	3,299
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.128% 10/20/2026 (c)(d)	1,276	1,277
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)	3,086	3,105
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (c)(d)	1,228	1,233
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (c)(d)	1,490	1,502
		1,109,069

Collateralized loan obligations 2.96%
37 Capital CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.472% 4/15/2035 (c)(d)(f)	1,000	1,000
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (c)(d)(f)	2,240	2,241
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 4.969% 10/20/2031 (c)(d)(f)	27	27
ABPCI Direct Lending Fund CLO, Ltd., Series 2019-6A, Class A1RR, (3-month USD CME Term SOFR + 1.40%) 5.07% 1/27/2037 (c)(d)(f)	3,000	3,001
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (c)(d)(f)	1,690	1,691
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 4.848% 10/20/2034 (c)(d)(f)	4,688	4,689
Apex Credit CLO, LLC, Series 2021-2A, Class A1BR, (3-month USD CME Term SOFR + 1.55%) 5.218% 10/20/2034 (c)(d)(f)	6,000	6,002
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 1/20/2033 (c)(d)(f)	4,464	4,474
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (c)(d)(f)	5,000	5,005
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.758% 10/24/2036 (c)(d)(f)	36,363	36,416
Atlas Senior Loan Fund CLO, Ltd., Series 2021-16A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.768% 1/20/2034 (c)(d)(f)	3,000	3,001
Atlas Senior Loan Fund CLO, Ltd., Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.568% 1/20/2034 (c)(d)(f)	1,617	1,603
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.742% 7/15/2034 (c)(d)(f)	5,604	5,608
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (c)(d)(f)	15,762	15,770
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.583% 5/17/2031 (c)(d)(f)	1,275	1,276
Battalion CLO, Ltd., Series,2019-14A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 4.808% 1/20/2035 (c)(d)(f)	2,999	3,003
BCC Middle Market CLO, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.045% 10/21/2035 (c)(d)(f)	2,140	2,137
Beechwood Park CLO, Ltd., Series 2019-1A, Class A1RR, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/17/2035 (c)(d)(f)	4,000	4,006
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (c)(d)(f)	17,410	17,426
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (c)(d)(f)	4,652	4,660
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (c)(d)(f)	13,000	13,013
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.072% 3/22/2035 (c)(d)(f)	2,000	2,007
Cerberus Onshore CLO, LLC, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.163% 1/15/2038 (c)(d)(f)	5,000	5,004
CIFC Funding CLO, Ltd., Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 4.88% 10/24/2030 (c)(d)(f)	17	17
CIFC Funding CLO, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.792% 1/21/2037 (c)(d)(f)	11,947	11,941
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.312% 1/21/2037 (c)(d)(f)	1,417	1,416

9	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Dryden Senior Loan Fund CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.752% 10/15/2030 (c)(d)(f)	USD1,441	$1,442
Dryden Senior Loan Fund CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.034% 1/15/2031 (c)(d)(f)	306	306
Dryden Senior Loan Fund CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 4.984% 7/15/2031 (c)(d)(f)	186	186
Dryden Senior Loan Fund CLO, Series 2022-112A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 4.793% 11/15/2036 (c)(d)(f)	3,000	3,003
Dryden Senior Loan Fund CLO, Series 2022-11, Class AR3, (3-month USD CME Term SOFR + 1.09%) 4.758% 10/15/2037 (c)(d)(f)	3,000	3,006
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.256% 4/20/2037 (c)(d)(f)	2,500	2,494
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (c)(d)(f)	7,269	7,284
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.718% 10/20/2032 (c)(d)(f)	2,573	2,574
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2032 (c)(d)(f)	1,750	1,752
Fortress Credit BSL CLO, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.068% 10/18/2033 (c)(d)(f)	3,347	3,349
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 4.768% 10/20/2033 (c)(d)(f)	4,220	4,223
Fortress Credit BSL CLO, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.241% 4/23/2036 (c)(d)(f)	2,400	2,404
Fortress Credit BSL CLO, Ltd., Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.908% 1/23/2037 (c)(d)(f)	12,000	12,006
Fortress Credit BSL CLO, Ltd., Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.421% 1/23/2037 (c)(d)(f)	726	722
Galaxy CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.263% 4/16/2034 (c)(d)(f)	1,533	1,535
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 5.413% 11/5/2037 (c)(d)(f)	1,000	1,004
Golub Capital Partners CLO, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.44% 10/21/2038 (c)(d)(f)	3,000	3,007
Golub Capital Partners Static CLO, Ltd., Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.788% 7/20/2035 (c)(d)(f)	753	753
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.714% 1/20/2034 (c)(d)(f)	25,500	25,512
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (c)(d)(f)	678	677
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 1/15/2037 (c)(d)(f)	1,213	1,199
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.629% 7/14/2031 (c)(d)(f)	2,000	2,007
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.114% 1/15/2031 (c)(d)(f)	49	49
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 4.934% 4/15/2031 (c)(d)(f)	176	176
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (c)(d)(f)	2,771	2,773
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.363% 4/20/2035 (c)(d)(f)	2,159	2,161
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (c)(d)(f)	13,655	13,664
Marble Point CLO, Ltd., Series 2019-1A, Class BR2, (3-month USD CME Term SOFR + 1.60%) 5.271% 7/23/2032 (c)(d)(f)	1,250	1,252
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.485% 9/14/2033 (c)(d)(f)	3,553	3,561
Neuberger Berman CLO, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.209% 7/23/2036 (c)(d)(f)	2,500	2,502
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 4.90% 7/25/2030 (c)(d)(f)	417	418
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.487% 1/15/2033 (c)(d)(f)	2,200	2,200
Palmer Square Loan Funding CLO, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.668% 7/24/2031 (c)(d)(f)	1,497	1,498
Palmer Square Loan Funding CLO, Ltd., Series 2024-3A, Class BR, (3-month USD CME Term SOFR + 1.45%) 5.11% 8/8/2032 (c)(d)(f)	2,000	2,003
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.672% 1/15/2033 (c)(d)(f)	2,222	2,222

Short-Term Bond Fund of America	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Parallel CLO, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.058% 7/20/2036 (c)(d)(f)	USD9,500	$9,522
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.362% 4/20/2035 (c)(d)(f)	2,000	2,002
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 6.471% 4/16/2037 (c)(d)(f)	3,000	3,008
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.119% 10/20/2030 (c)(d)(f)	— (i)	— (i)
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 5.017% 5/20/2031 (c)(d)(f)	42	42
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.079% 4/18/2031 (c)(d)(f)	85	86
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.179% 4/18/2031 (c)(d)(f)	1,200	1,203
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.079% 7/18/2031 (c)(d)(f)	1,873	1,876
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (c)(d)(f)	10,737	10,733
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (c)(d)(f)	12,232	12,219
Stratus Static CLO, Ltd., Series 2025-1A, Class A2, (3-month USD CME Term SOFR + 1.33%) 5.002% 7/15/2033 (c)(d)(f)	5,250	5,257
TCW CLO, Ltd., Series 2019-1A, Class AJR, (3-month USD CME Term SOFR + 1.609%) 5.262% 8/16/2034 (c)(d)(f)	1,000	1,000
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (c)(d)(f)	23,898	23,911
Tralee CLO, Ltd., Series 18-5A, Class C1RR, 5.406% 10/20/2034 (c)(d)(f)	3,150	3,149
Trimaran CAVU CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.447% 10/25/2034 (c)(d)(f)	2,098	2,100
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (c)(d)(f)	17,090	17,105
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.858% 1/20/2037 (c)(d)(f)	8,000	8,009
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 4.999% 7/18/2031 (c)(d)(f)	284	284
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.059% 4/20/2032 (c)(d)(f)	2,366	2,369
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.268% 4/20/2037 (c)(d)(f)	3,857	3,865
		379,098

Credit card 2.09%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(d)	39,223	39,316
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (c)	9,889	10,039
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (c)	30,733	30,985
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (c)	15,114	15,235
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(d)	2,542	2,574
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (c)	4,144	4,150
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (c)	10,347	10,450
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (c)	9,391	9,592
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	4,219	4,294
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(d)	8,501	8,530
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (c)(d)	921	923
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (c)(d)	714	716
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(d)	16,670	16,736
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(d)	5,559	5,586
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(d)	17,757	17,895
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (c)(d)	1,659	1,671
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (c)(d)	405	406
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (c)	5,633	5,668
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	6,984	7,065
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	8,978	9,118
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (c)	7,759	7,912
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (c)	17,351	17,644
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (c)	13,956	14,056
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (c)	6,159	6,172
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (c)	5,394	5,493
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (c)	15,181	15,347
		267,573

11	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Student loan 0.26%
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(d)	USD6,739	$6,919
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (c)(d)	2,244	2,254
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (c)(d)	7,171	6,807
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (c)(d)	4,145	3,969
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (c)(d)	11,155	10,610
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.038% 7/25/2051 (c)(d)(f)	326	325
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.208% 11/15/2052 (c)(d)(f)	781	789
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (c)(d)	1,122	1,038
		32,711
Total asset-backed obligations		3,157,610
Mortgage-backed obligations 17.85%
Collateralized mortgage-backed obligations (privately originated) 6.66%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (c)(d)(e)	12,249	12,208
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (c)(d)(e)	4,548	4,589
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (c)(d)(e)	4,596	4,626
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 4.523% 10/25/2035 (c)(f)	92	92
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (c)(d)(f)	1,790	1,651
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (c)(d)(f)	1,905	1,873
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049 (c)(d)(f)	223	219
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (c)(d)(f)	1,754	1,730
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (c)(d)	590	575
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (c)(d)	6,015	5,899
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(d)(e)	11,258	11,076
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (c)(d)(f)	1,712	1,626
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (c)(d)(f)	5,135	4,888
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (c)(d)(f)	2,632	2,603
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (c)(d)	264	246
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (c)(d)(e)	469	468
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (c)(d)(e)	4,952	4,954
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (c)(d)(e)	1,297	1,306
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (c)(d)(e)	1,666	1,679
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (c)(d)(e)	7,610	7,691
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(d)(e)	11,828	11,952
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (c)(d)	7,129	6,990
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049 (c)(d)(f)	1,145	1,131
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (c)	1,000	971
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (c)(d)(f)	2,021	2,004
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(f)	9,515	9,499
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(f)	23,621	23,290
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(d)(e)	6,278	6,234
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (c)(d)(f)	7,227	6,996
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (c)(d)(f)	2,556	2,113
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (c)(d)(f)	11,139	11,111
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (c)(d)(f)	1,893	1,900
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (c)(d)(f)	1,012	965
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (c)(d)(e)	5,479	5,482
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (c)(d)(e)	3,497	3,533
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (c)(d)(e)	1,086	1,099
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (c)(d)(f)	6,029	5,607
Connecticut Avenue Securities, Series 2016-C03, Class 1M2, (30-day Average USD-SOFR + 5.414%) 9.082% 10/25/2028 (c)(f)	1,249	1,255
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 9.532% 7/25/2029 (c)(f)	850	883
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 6.032% 7/25/2030 (c)(f)	3,011	3,066
Connecticut Avenue Securities Trust, Series 2018-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 7.532% 10/25/2030 (c)(f)	4,000	4,256
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.067% 12/25/2042 (c)(d)(f)	334	343

Short-Term Bond Fund of America	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.567% 6/25/2043 (c)(d)(f)	USD1,630	$1,644
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.717% 1/25/2044 (c)(d)(f)	1,402	1,403
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.767% 2/25/2044 (c)(d)(f)	314	314
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.667% 5/25/2044 (c)(d)(f)	3,524	3,528
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.817% 9/25/2044 (c)(d)(f)	4,617	4,632
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.667% 2/25/2045 (c)(d)(f)	3,279	3,283
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.817% 2/25/2045 (c)(d)(f)	1,397	1,398
Connecticut Avenue Securities Trust, Series 2025-R03, Class 1M1, (30-day Average USD-SOFR + 0.95%) 4.617% 9/25/2045 (c)(d)(f)	4,378	4,390
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(d)	14,329	14,023
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 8.782% 12/25/2028 (c)(f)	3,710	3,755
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.967% 2/25/2042 (c)(d)(f)	124	124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.617% 6/25/2042 (c)(d)(f)	3,940	4,001
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.017% 2/25/2044 (c)(d)(f)	6,189	6,225
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.617% 9/25/2045 (c)(d)(f)	2,017	2,023
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.55% 2/25/2046 (c)(d)(f)	12,929	13,006
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M2, (30-day Average USD-SOFR + 2.214%) 5.882% 9/25/2048 (c)(d)(f)	2,161	2,206
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (c)(d)(e)	545	549
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(e)	2,789	2,824
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (c)(d)(f)	11,592	10,765
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(d)(e)	5,703	5,614
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (c)(d)(e)	3,076	3,033
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (c)(d)	4,410	4,330
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (c)(d)	8,820	8,654
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (c)(d)	253	252
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (c)(d)(e)	7,823	7,833
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (c)(d)(e)	12,932	12,902
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (c)(d)	1,753	1,760
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (c)(d)	5,024	5,033
Liberty Street Trust, Series 2026-225L, Class A, 4.593% 2/10/2043 (c)(d)(f)	4,997	5,036
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (c)(d)(f)	696	681
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (c)(d)(e)	4,398	4,419
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(e)	5,211	5,267
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(e)	7,492	7,558
Mill City Mortgage Trust, Series 15-1, Class M3, 3.752% 6/25/2056 (c)(d)(f)	1,695	1,686
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (c)(d)(f)	1,958	1,919
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(d)(e)	11,769	11,930
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035 (c)(d)(f)	174	172
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055 (c)(d)(f)	362	358
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (c)(d)(f)	155	152
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (c)(d)(f)	1,086	1,066
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (c)(d)(f)	302	301
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (c)(d)(f)	581	587
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/25/2058 (c)(d)(f)	548	544
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (c)(d)(f)	3,998	3,876
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (c)(d)(e)	3,716	3,778
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(f)	2,497	2,381
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (c)(d)	3,678	3,634
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 8/1/2026) (c)(d)(e)	2,677	2,677

13	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (c)(d)(e)	USD4,793	$4,797
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(d)(e)	10,603	10,724
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.697% 4/25/2053 (c)(d)(f)	11,420	11,391
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (c)(d)(e)	8,071	8,139
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (c)(d)(e)	2,103	2,121
Onslow Bay Financial, LLC, Series 2023-NQM8, Class A1, 7.045% 09/25/2063 (8.045% on 9/1/2027) (c)(d)(e)	935	944
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (c)(d)(e)	2,157	2,178
Onslow Bay Financial, LLC, Series 2023-NQM9, Class A1, 7.159% 10/25/2063 (8.159% on 10/1/2027) (c)(d)(e)	2,347	2,376
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (c)(d)(e)	796	802
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(e)	6,579	6,645
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(d)(e)	5,334	5,388
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (c)(d)(e)	1,640	1,664
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(e)	7,814	7,915
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (c)(d)(e)	7,173	7,278
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(d)(e)	19,810	20,081
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (c)(d)(e)	3,052	3,065
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (c)(d)(e)	6,200	6,276
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(d)(e)	17,645	17,857
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(e)	5,710	5,781
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(e)	17,842	18,032
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (c)(d)(e)	4,782	4,857
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (c)(d)(e)	4,358	4,394
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (c)(d)(e)	5,321	5,348
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (c)(d)(e)	6,418	6,462
Onslow Bay Financial, LLC, Series,2025-NQM19, Class A1, 4.869% 10/25/2065 (c)(d)(f)	14,224	14,279
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (c)(d)(f)	6,031	5,465
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (c)(d)(e)	3,047	3,083
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(d)	5,650	5,599
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (c)(d)	616	609
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (c)(d)	3,797	3,706
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (c)(d)	5,604	5,394
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (c)(d)	3,376	3,253
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (c)(d)	6,000	5,700
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(d)	4,098	3,953
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (c)(d)	1,488	1,472
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(d)(e)	3,437	3,353
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.046% 10/25/2055 (c)(d)(f)	13,841	13,937
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.41% 10/17/2041 (c)(d)(f)	4,394	4,412
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.11% 2/17/2042 (c)(d)(f)	2,336	2,342
Starwood Mortgage Residential Trust, Series 2025-SFR6, Class A, (1-month USD CME Term SOFR + 1.40%) 5.06% 8/17/2042 (c)(d)(f)	12,000	12,021
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 4.788% 10/25/2048 (c)(d)(f)	1,453	1,458
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.207% 3/25/2054 (c)(d)(f)	3,052	3,043
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.379% 2/25/2055 (c)(d)(f)	1,830	1,827
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.984% 5/25/2055 (c)(d)(f)	19,970	19,849
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (c)(d)(f)	1,490	1,477
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (c)(d)(f)	1,668	1,664
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.081% 4/25/2056 (c)(d)(f)	1,788	1,780
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (c)(d)(f)	2,538	2,518
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056 (c)(d)(f)	4,000	3,939
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (c)(d)(f)	149	149
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (c)(d)(f)	5,814	5,778
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (c)(d)(f)	946	933
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.75% 4/25/2057 (c)(d)(f)	344	342
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (c)(d)(f)	1,447	1,426
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (c)(d)(f)	944	912
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057 (c)(d)(f)	2,300	2,260
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (c)(d)(f)	1,074	1,062
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (c)(d)(f)	3,000	2,919
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.838% 11/25/2057 (c)(d)(f)	209	209
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (c)(d)(f)	241	240

Short-Term Bond Fund of America	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (c)(d)(f)	USD2,639	$2,626
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 03/25/2058 (c)(d)(f)	3,500	3,450
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (c)(d)(f)	3,451	3,396
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058 (c)(d)(f)	260	259
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (c)(d)(f)	3,214	3,180
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.788% 5/25/2058 (c)(d)(f)	154	157
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (c)(d)(f)	1,713	1,687
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 4.788% 10/25/2059 (c)(d)(f)	750	751
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (c)(d)	2,387	2,210
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.656% 11/25/2060 (c)(d)(f)	7,156	7,049
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (c)(d)	7,626	7,475
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.988% 7/25/2065 (c)(d)(f)	2,965	3,021
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (c)(d)	778	745
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (c)(d)	5,074	5,026
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (c)(d)	5,961	5,932
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (c)(d)	3,424	3,441
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (c)(d)	2,742	2,764
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (c)(d)	5,953	5,984
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (c)(d)(e)	7,694	7,795
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(e)	2,812	2,835
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (c)(d)(e)	5,367	5,362
Verus Securitization Trust, Series 2023-2, Class A1, 6.193% 3/25/2068 (7.193% on 3/1/2027) (c)(d)(e)	913	911
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (c)(d)(e)	4,398	4,398
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (c)(d)(e)	7,765	7,786
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (c)(d)(e)	3,992	4,037
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (c)(d)(e)	4,359	4,401
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(d)(e)	19,660	19,927
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (c)(d)(e)	5,540	5,620
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(e)	6,909	7,003
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (c)(d)(f)	4,521	4,542
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (c)(d)(f)	4,628	4,662
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(d)(f)	4,720	4,757
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(f)	5,422	5,473
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (c)(d)(e)	4,805	4,866
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(e)	7,631	7,687
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (c)(d)(e)	7,790	7,816
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(d)(f)	7,482	7,495
		851,609

Commercial mortgage-backed securities 5.85%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.402% 6/15/2040 (c)(d)(f)	1,130	1,137
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (c)(d)	1,981	1,947
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (c)(d)	9,583	9,332
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (c)(d)	878	841
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (c)(d)	594	573
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (c)(d)	4,452	4,440
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.351% 7/15/2041 (c)(d)(f)	1,342	1,345
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029 (c)(d)(f)	7,479	7,694
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)	10,654	10,573
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)	3,099	3,082
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (c)(f)	1,465	1,520
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (c)(f)	4,885	5,236
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (c)	710	747
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (c)	12,896	13,646
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	1,881	1,984
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (c)(f)	2,085	2,211
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (c)(f)	1,798	1,897
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	1,185	1,138
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (c)	1,613	1,572
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (c)	1,649	1,583
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(f)	2,247	2,334

15	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.579% 3/15/2037 (c)(d)(f)	USD6,045	$5,815
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.475% 12/15/2056 (c)(f)	388	416
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (c)(f)	1,719	1,794
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(f)	1,570	1,583
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (c)	5,087	4,602
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (c)(f)	4,348	4,606
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)(f)	672	706
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (c)(f)	276	292
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (c)(f)	1,987	2,108
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	13,088	13,684
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (c)(f)	300	314
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (c)	317	329
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (c)(f)	2,000	2,118
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (c)(f)	1,930	2,031
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (c)(d)(f)	7,318	7,407
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.002% 3/15/2041 (c)(d)(f)	4,480	4,485
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (c)(f)	971	1,018
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (c)(f)	1,996	2,114
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (c)(f)	370	398
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(f)	2,244	2,355
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(f)	3,940	4,165
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (c)	386	400
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(f)	3,140	3,296
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)(f)	4,599	4,856
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(f)	2,971	3,146
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.31% 12/15/2042 (c)(d)(f)	18,155	18,258
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.56% 12/15/2042 (c)(d)(f)	1,057	1,062
BX Commercial Mortgage Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.363% 9/15/2034 (c)(d)(f)	16,596	16,587
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.201% 5/15/2034 (c)(d)(f)	3,493	3,499
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.624% 11/15/2038 (c)(d)(f)	14,204	14,203
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.65% 1/17/2039 (c)(d)(f)	10,634	10,635
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.102% 4/15/2041 (c)(d)(f)	5,204	5,211
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (c)(d)(f)	21,410	21,758
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.351% 8/15/2041 (c)(d)(f)	13,383	13,435
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.102% 11/15/2041 (c)(d)(f)	13,906	13,927
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	15,330	15,763
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (c)(d)(f)	26,000	26,718
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.36% 12/15/2044 (c)(d)(f)	24,862	24,929
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.76% 12/15/2044 (c)(d)(f)	2,998	3,010
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (c)(d)	3,158	3,115
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.551% 7/15/2041 (c)(d)(f)	3,180	3,186
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.00% 7/15/2041 (c)(d)(f)	421	422
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.301% 8/15/2041 (c)(d)(f)	10,569	10,580
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (c)	2,000	1,957
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	3,686	3,646
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(d)(f)	17,000	17,717
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(d)(f)	6,311	6,509
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	260	258
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (c)	4,000	3,968
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (c)	318	314
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	646	639
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (c)(f)	882	863
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (c)(d)	5,393	5,560
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 4.802% 8/10/2042 (c)(d)(f)	9,188	9,464
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (c)(d)(e)	8,795	8,842
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(d)(f)	5,893	5,921
ELM Trust 2024, Series 2024-ELM, Class B10, 5.596% 6/10/2039 (c)(d)(f)	5,283	5,310
ELM Trust 2024, Series 2024-ELM, Class A15, 5.414% 6/10/2039 (c)(d)(f)	4,339	4,356
ELM Trust 2024, Series 2024-ELM, Class A10, 5.414% 6/10/2039 (c)(d)(f)	3,942	3,962

Short-Term Bond Fund of America	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class B15, 5.596% 6/10/2039 (c)(d)(f)	USD4,744	$4,763
ELM Trust 2024, Series 2024-ELM, Class C15, 5.777% 6/10/2039 (c)(d)(f)	380	382
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.96% 10/15/2042 (c)(d)(f)	5,141	5,154
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.26% 10/15/2042 (c)(d)(f)	390	391
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.86% 2/15/2043 (c)(d)(f)	10,000	10,016
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)(f)	7,079	7,263
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.11% 12/15/2039 (c)(d)(f)	5,334	5,339
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.12% 3/15/2041 (c)(d)(f)	7,917	7,930
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (c)(d)	4,347	4,406
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.471% 8/15/2039 (c)(d)(f)	8,000	8,017
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.351% 5/15/2041 (c)(d)(f)	7,231	7,244
GS Mortgage Securities Trust, Series 2024-70P, Class A, 4.956% 3/10/2041 (c)(d)(f)	14,790	15,114
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	4,459	4,414
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (c)	1,000	990
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (c)	2,975	2,663
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.053% 3/15/2042 (c)(d)(f)	8,709	8,725
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.402% 3/15/2042 (c)(d)(f)	1,617	1,620
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (c)(d)(f)	7,830	7,921
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (c)(d)(f)	15,227	15,889
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.01% 3/15/2042 (c)(d)(f)	9,982	10,003
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (c)	1,251	1,219
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% 12/15/2049 (c)	2,675	2,640
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (c)	250	246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (c)(d)	7,510	6,812
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (c)(f)	2,738	2,719
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (c)	2,145	2,135
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.253% 11/15/2039 (c)(d)(f)	4,950	4,958
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.202% 12/15/2039 (c)(d)(f)	7,733	7,741
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (c)(d)(f)	10,198	10,441
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (c)(d)	6,622	6,399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052 (c)	416	413
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	5,060	5,330
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (c)(d)(f)	10,711	10,799
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (c)(d)(f)	777	784
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (c)(d)	7,505	7,298
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.051% 5/15/2039 (c)(d)(f)	6,371	6,374
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.924% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(d)(e)	15,780	15,755
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.274% 5/15/2038 (c)(d)(f)	500	499
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (c)	415	413
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.505% 11/15/2038 (c)(d)(f)	3,630	3,630
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.66% 1/15/2039 (c)(d)(f)	33,422	33,429
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.103% 2/15/2042 (c)(d)(f)	20,328	20,180
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	2,954	2,932
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.204% 9/15/2040 (c)(d)(f)	414	421
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (c)	3,918	3,905
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	4,681	4,623
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (c)(f)	1,000	981
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (c)	410	435

17	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(f)	USD2,452	$2,596
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (c)(f)	3,899	4,125
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.449% 11/15/2027 (c)(d)(f)	15,121	15,282
		748,212

Federal agency mortgage-backed obligations 5.34%
Fannie Mae Pool #555538 6.094% 5/1/2033 (c)(f)	92	94
Fannie Mae Pool #888521 5.879% 3/1/2034 (c)(f)	194	200
Fannie Mae Pool #889579 6.00% 5/1/2038 (c)	693	733
Fannie Mae Pool #AL0095 6.00% 7/1/2038 (c)	25	26
Fannie Mae Pool #889983 6.00% 10/1/2038 (c)	282	298
Fannie Mae Pool #DB4044 6.00% 5/1/2039 (c)	1,607	1,669
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (c)	4,090	4,233
Fannie Mae Pool #DC3297 6.00% 9/1/2039 (c)	450	465
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (c)	83	86
Fannie Mae Pool #DC1020 6.00% 9/1/2039 (c)	32	33
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (c)	440	457
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (c)	9,012	9,325
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (c)	7,772	8,042
Fannie Mae Pool #MA5685 6.00% 4/1/2040 (c)	1,475	1,527
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (c)	780	807
Fannie Mae Pool #AI8806 5.00% 8/1/2041 (c)	437	450
Fannie Mae Pool #AB9584 3.50% 6/1/2043 (c)	3	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048 (c)	10	10
Fannie Mae Pool #BK5305 4.00% 6/1/2048 (c)	6	6
Fannie Mae Pool #BX1762 5.50% 11/1/2052 (c)	31	31
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (c)	2,688	2,747
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (c)	1,010	1,041
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (c)	64	66
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	451	461
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	959	984
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (c)	286	296
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	3,149	3,214
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (c)	41	42
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (c)	1,183	1,198
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (c)	232	237
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	75	76
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (c)	1,179	1,200
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	778	794
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (c)	4,427	4,638
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (c)	1,630	1,698
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (c)	1,293	1,354
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	464	473
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	658	679
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (c)	1,692	1,771
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (c)	1,258	1,298
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	4	5
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	14,436	14,865
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (c)	1,324	1,350
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (c)	17,761	18,230
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (c)	13,355	13,935
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	51	53
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (c)	5,055	5,334
Fannie Mae Pool #DA4639 6.50% 12/1/2053 (c)	7	8
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	16,015	16,662
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (c)	6,460	6,809
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (c)	278	283
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	135	138
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (c)	18,669	19,242
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (c)	1,503	1,557
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (c)	1,139	1,170
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (c)	3,645	3,787
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	148	151
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (c)	10,914	11,301

Short-Term Bond Fund of America	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (c)	USD10,381	$10,711
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	170	175
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (c)	97	99
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (c)	48	49
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (c)	865	888
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (c)	3,473	3,534
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (c)	3,216	3,352
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	1,530	1,572
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (c)	395	406
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (c)	345	357
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	5,701	5,964
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (c)	3,475	3,611
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (c)	2,026	2,074
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (c)	1,336	1,360
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (c)	1,101	1,127
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (c)	5,824	5,980
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (c)	2,132	2,191
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	1,690	1,746
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	935	960
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (c)	747	780
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (c)	294	304
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	8,697	9,097
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (c)	7,977	8,307
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	2,391	2,494
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	1,435	1,512
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (c)	60	63
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (c)	345	349
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	6,227	6,394
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	1,165	1,213
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (c)	560	577
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	514	529
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	475	491
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (c)	275	282
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (c)	144	149
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	142	145
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (c)	130	135
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (c)	120	125
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (c)	5,473	5,720
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (c)	1,545	1,622
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (c)	7,724	7,946
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (c)	1,678	1,708
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (c)	971	993
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (c)	893	909
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (c)	1,137	1,175
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (c)	183	188
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	56	58
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	29	30
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (c)	851	870
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (c)	1,185	1,243
Fannie Mae Pool #DC4585 5.50% 11/1/2054 (c)	2,299	2,346
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	59	61
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	6,686	6,863
Fannie Mae Pool #MA5553 5.50% 12/1/2054 (c)	7,944	8,081
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (c)	6,616	6,762
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (c)	2,179	2,236
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	37	38
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (c)	2,147	2,204
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	845	860
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	555	570
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	759	779
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	3,557	3,651
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	43	44
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	42	44
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	1,141	1,171
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	106	108
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	6,682	6,859

19	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (c)	USD76	$78
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	286	299
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (c)	4,080	4,078
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (c)(f)	7	7
Freddie Mac Pool #781228 5.875% 2/1/2034 (c)(f)	155	159
Freddie Mac Pool #A23893 5.50% 7/1/2034 (c)	87	89
Freddie Mac Pool #782818 6.119% 11/1/2034 (c)(f)	106	109
Freddie Mac Pool #1H2524 6.273% 8/1/2035 (c)(f)	259	270
Freddie Mac Pool #1L1292 6.305% 1/1/2036 (c)(f)	263	272
Freddie Mac Pool #G02162 5.50% 5/1/2036 (c)	61	63
Freddie Mac Pool #848751 6.106% 6/1/2036 (c)(f)	50	52
Freddie Mac Pool #848365 6.227% 7/1/2036 (c)(f)	224	231
Freddie Mac Pool #QO1940 6.00% 3/1/2039 (c)	402	416
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (c)	175	181
Freddie Mac Pool #SB8373 6.00% 3/1/2040 (c)	533	551
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (c)	5,814	6,021
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (c)	134	138
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (c)	4,312	4,462
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (c)	1,419	1,469
Freddie Mac Pool #760014 4.632% 8/1/2045 (c)(f)	335	338
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (c)	55	54
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (c)	130	131
Freddie Mac Pool #SD8175 3.50% 10/1/2051 (c)	12	11
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (c)	22	22
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	115	115
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (c)	21	21
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	290	296
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (c)	838	846
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (c)	6,740	6,966
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (c)	21	22
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (c)	3,301	3,412
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (c)	2,356	2,378
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (c)	1,796	1,819
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	1,116	1,139
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (c)	3,618	3,740
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (c)	2,355	2,433
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (c)	199	207
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (c)	599	605
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,291	1,318
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	2,520	2,628
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (c)	319	329
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	2,073	2,169
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	1,856	1,943
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,790	1,896
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,755	1,862
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	1,191	1,266
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	1,024	1,084
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	620	646
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	578	619
Freddie Mac Pool #QG5777 6.50% 6/1/2053 (c)	119	124
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (c)	56	56
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (c)	2,129	2,173
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (c)	1,732	1,788
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (c)	300	314
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (c)	151	155
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	357	364
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (c)	2,713	2,798
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	19,155	19,923
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	24,797	25,600
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (c)	8,904	9,165
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (c)	2,309	2,406
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	65	67
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (c)	1,627	1,695
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	35	36
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (c)	5,017	5,155
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	868	891

Short-Term Bond Fund of America	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	USD622	$634
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (c)	1,510	1,561
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (c)	167	174
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	937	962
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (c)	226	236
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (c)	409	421
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (c)	99	103
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	57	59
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (c)	3,147	3,202
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (c)	572	586
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (c)	541	554
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	4,704	4,831
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (c)	2,242	2,346
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	1,145	1,180
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	727	750
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (c)	473	487
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (c)	277	285
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (c)	1,209	1,272
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	20	21
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (c)	271	275
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (c)	191	193
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (c)	180	181
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (c)	1,959	1,997
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (c)	1,182	1,206
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (c)	1,139	1,165
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	489	502
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (c)	210	215
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (c)	3,251	3,393
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	3,211	3,297
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,925	1,981
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	713	736
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	673	692
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	31	32
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	5,007	5,237
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (c)	5,001	5,196
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (c)	2,011	2,100
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (c)	1,059	1,104
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (c)	1,788	1,820
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (c)	940	969
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (c)	912	938
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (c)	853	872
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	167	169
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	2,475	2,555
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	1,286	1,328
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	1,238	1,293
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	1,227	1,282
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	747	769
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (c)	642	659
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (c)	6,094	6,331
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (c)	1,293	1,349
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (c)	835	871
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (c)	677	712
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (c)	351	366
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (c)	244	254
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	6,669	6,785
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (c)	407	423
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (c)	19,596	19,950
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	549	559
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (c)	1,727	1,775
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (c)	5,766	5,894
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2,318	2,358
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (c)	3,895	3,962
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (c)	1,350	1,386
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (c)	286	301
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (c)	192	202
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	292	300

21	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	USD134	$137
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	351	360
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (c)	460	480
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	19,556	20,073
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (c)	3,910	4,014
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (c)	669	695
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	1,583	1,625
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (c)	600	616
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (c)	577	592
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (c)	350	368
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (c)	27,909	28,646
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (c)	371	381
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (c)	145	149
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026 (c)	24	24
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027 (c)(f)	10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (c)	22,724	23,712
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	2,519	2,414
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(f)	3,914	3,746
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	3,932	3,742
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(f)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (c)	9	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (c)	2,088	2,073
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(f)	2,691	2,657
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058 (c)	34	34
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	734	724
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	5,801	5,699
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,172	1,109
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (c)	8,337	8,220
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (c)	1,377	1,359
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (c)	29	29
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048 (c)	1,246	1,270
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049 (c)	272	277
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (c)	886	907
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (c)	25	25
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	270	272
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (c)	2	2
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (c)	4	4
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (c)	3	3
Government National Mortgage Assn. Pool #725876 4.881% 9/20/2061 (c)	— (i)	— (i)
Government National Mortgage Assn. Pool #710085 4.938% 9/20/2061 (c)	2	2
Government National Mortgage Assn. Pool #725879 4.88% 10/20/2061 (c)	— (i)	— (i)
Government National Mortgage Assn. Pool #AC0975 4.694% 4/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (c)	— (i)	— (i)
Government National Mortgage Assn. Pool #776094 4.738% 10/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AG8041 4.464% 11/20/2063 (c)	3	3
Government National Mortgage Assn. Pool #AG8060 4.461% 12/20/2063 (c)	3	3
Government National Mortgage Assn. Pool #AG8069 4.229% 1/20/2064 (c)	4	4
Government National Mortgage Assn. Pool #AG8070 4.461% 1/20/2064 (c)	3	3
Government National Mortgage Assn. Pool #AC1026 4.694% 1/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #AG8081 4.229% 2/20/2064 (c)	4	4
Government National Mortgage Assn. Pool #AG8082 4.422% 2/20/2064 (c)	2	2
Government National Mortgage Assn. Pool #AG8076 4.779% 2/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #767680 4.307% 6/20/2064 (c)	8	8
Government National Mortgage Assn. Pool #AG8149 4.315% 6/20/2064 (c)(f)	17	17
Government National Mortgage Assn. Pool #AO0461 4.637% 8/20/2065 (c)	3	3
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050 (c)	1,591	1,547
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.18% 5/20/2062 (c)(f)	53	53
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.438% 7/20/2062 (c)(f)	450	452
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 4.08% 3/20/2064 (c)(f)	234	235
Uniform Mortgage-Backed Security 5.50% 3/1/2041 (c)(j)	3,645	3,740
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (c)(j)	1	1

Short-Term Bond Fund of America	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 3/1/2056 (c)(j)	USD128	$130
Uniform Mortgage-Backed Security 6.00% 3/1/2056 (c)(j)	61	63
Uniform Mortgage-Backed Security 7.00% 3/1/2056 (c)(j)	790	830
		683,023
Total mortgage-backed obligations		2,282,844
Corporate bonds and notes 8.17%
Financials 3.74%
American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026) (e)	18,000	18,040
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (e)	9,000	9,150
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (e)	4,522	4,955
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (e)	5,000	5,091
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (e)	18,900	19,046
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (e)	50	46
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (e)	300	273
Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026) (e)	10,000	10,036
Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,274
Citibank, NA 4.929% 8/6/2026	3,000	3,011
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (e)	8,100	8,222
Corebridge Global Funding 4.25% 8/21/2028 (d)	15,000	15,051
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (e)	4,870	4,927
Intercontinental Exchange, Inc. 3.95% 12/1/2028	10,000	10,012
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (e)	13,000	13,235
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (e)	5,000	5,059
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (e)	11,295	11,397
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (e)	31,000	31,912
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029) (e)	10,000	10,275
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	10,644	10,843
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (e)	12,500	12,540
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (e)	11,350	11,411
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	1,025	920
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (e)	1,635	1,509
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (e)	3,490	3,180
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (e)	15,000	15,128
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (e)	1,325	1,341
Mastercard, Inc. 4.10% 1/15/2028	15,865	16,011
Mastercard, Inc. 4.55% 3/15/2028	6,505	6,616
Met Tower Global Funding 1.25% 9/14/2026 (d)	10,000	9,862
Metropolitan Life Global Funding I 1.875% 1/11/2027 (d)	16,000	15,745
Metropolitan Life Global Funding I 4.40% 6/30/2027 (d)	5,600	5,650
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (e)	10,000	10,178
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (e)	10,000	10,130
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (e)	14,149	14,173
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (e)	7,126	7,152
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (e)	8,725	8,768
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	775	797
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (e)	725	737
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (e)	5,000	5,179
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (e)	10,000	10,026
National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,035
National Australia Bank Ltd, 4.50% 10/26/2027	20,000	20,282
Northwestern Mutual Global Funding 4.11% 9/12/2027 (d)	2,500	2,513
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (e)	12,500	12,554
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (e)	2,500	2,591
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (e)	5,000	5,201
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (e)	10,000	10,206
Swedbank AB 6.136% 9/12/2026 (d)	20,000	20,241
The Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (e)	10,000	10,007
Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,500	7,644

23	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Toronto-Dominion Bank (The) 4.783% 12/17/2029	USD6,000	$6,174
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (e)	6,771	6,990
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (e)	13,000	13,240
		478,586

Consumer discretionary 1.15%
Amazon.com, Inc. 3.90% 11/20/2028	7,000	7,040
Amazon.com, Inc. 4.10% 11/20/2030	7,000	7,053
American Honda Finance Corp. 4.80% 3/5/2030	16,702	17,109
BMW US Capital, LLC 5.05% 3/21/2030 (d)	10,000	10,330
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (d)	6,525	6,434
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	3,502	3,538
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	3,180	3,236
Hyundai Capital America 5.45% 6/24/2026 (d)	6,226	6,252
Hyundai Capital America 5.275% 6/24/2027 (d)	10,000	10,171
Hyundai Capital America 4.90% 6/23/2028 (d)	9,396	9,568
Hyundai Capital America 4.25% 9/18/2028 (d)	5,979	6,009
Hyundai Capital America 4.25% 1/8/2029 (d)	7,723	7,769
Hyundai Capital America 5.10% 6/24/2030 (d)	9,390	9,702
Toyota Motor Credit Corp. 4.60% 1/8/2027	2,500	2,519
Toyota Motor Credit Corp. 5.55% 11/20/2030	10,055	10,718
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (d)	9,573	9,666
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (d)	20,000	20,328
		147,442

Consumer staples 0.70%
Mars, Inc. 4.45% 3/1/2027 (d)	8,164	8,232
Mars, Inc. 4.60% 3/1/2028 (d)	24,414	24,778
Mars, Inc. 4.80% 3/1/2030 (d)	25,000	25,705
Mars, Inc. 5.00% 3/1/2032 (d)	7,000	7,253
Philip Morris International, Inc. 5.125% 11/17/2027	1,250	1,277
Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,550
Philip Morris International, Inc. 4.00% 10/29/2030	9,049	9,046
Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,380
Walmart, Inc. 3.90% 4/15/2028	5,000	5,033
Walmart, Inc. 4.00% 4/15/2030	3,750	3,804
		90,058

Communication services 0.63%
Alphabet, Inc. 3.875% 11/15/2028	10,000	10,075
Alphabet, Inc. 4.00% 5/15/2030	12,581	12,672
Alphabet, Inc. 4.10% 2/15/2031	16,232	16,342
Alphabet, Inc. 4.40% 2/15/2033	4,408	4,448
Comcast Corp. 5.10% 6/1/2029	10,000	10,379
Meta Platforms, Inc. 4.20% 11/15/2030	9,704	9,792
SBA Tower Trust 1.631% 11/15/2026 (d)	6,741	6,626
Walt Disney Co. (The) 3.75% 3/14/2029	10,000	10,006
		80,340

Health care 0.50%
AbbVie, Inc. 4.80% 3/15/2027	13,000	13,124
AbbVie, Inc. 4.80% 3/15/2029	1,250	1,285
AbbVie, Inc. 4.125% 3/15/2031	9,223	9,255
Ascension Health 4.294% 11/15/2030	5,101	5,158
Eli Lilly and Co. 4.75% 2/12/2030	7,945	8,214
Johnson & Johnson 4.50% 3/1/2027	16,500	16,665
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,599
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	1,112	1,127
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	4,766	4,806
		63,233

Short-Term Bond Fund of America	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy 0.45%
Chevron USA, Inc. 4.687% 4/15/2030	USD9,447	$9,739
Enterprise Products Operating, LLC 4.60% 1/15/2031	6,574	6,723
Qatar Energy 1.375% 9/12/2026 (d)	15,000	14,800
Saudi Arabian Oil Co. 4.00% 2/2/2029 (d)	3,650	3,653
Saudi Arabian Oil Co. 4.375% 2/2/2031 (d)	14,905	14,913
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	7,883	7,955
		57,783

Utilities 0.43%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,041
PacifiCorp 4.25% 3/15/2029	5,875	5,916
Southern California Edison Co. 4.875% 2/1/2027	4,885	4,920
Southern California Edison Co. 5.30% 3/1/2028	5,100	5,221
Southern California Edison Co. 5.65% 10/1/2028	661	686
Southern California Edison Co. 5.15% 6/1/2029	22,025	22,661
Southern California Edison Co. 5.25% 3/15/2030	13,900	14,370
		54,815

Information technology 0.40%
Accenture Capital, Inc. 3.90% 10/4/2027	11,500	11,545
Amphenol Corp. 3.80% 11/15/2027	800	802
Amphenol Corp. 3.90% 11/15/2028	800	803
Apple, Inc. 4.00% 5/10/2028	7,500	7,566
Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,757
Microsoft Corp. 3.40% 6/15/2027	7,500	7,491
		50,964

Materials 0.17%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,044
EIDP, Inc. 4.50% 5/15/2026	5,417	5,419
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,000	10,332
		21,795
Total corporate bonds and notes		1,045,016
Bonds & notes of governments & government agencies outside the U.S. 1.12%
Saudi Arabia 0.40%
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	2,000	1,996
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (d)	23,840	23,995
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (d)	25,345	25,450
		51,441

Supra National 0.26%
Asian Development Bank 1.00% 4/14/2026	9,599	9,567
Asian Development Bank 3.875% 9/28/2032	1,163	1,174
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,271
European Investment Bank 4.00% 2/15/2029	14,700	14,945
		32,957

Canada 0.25%
CPPIB Capital, Inc. 0.875% 9/9/2026 (d)	10,154	10,014
CPPIB Capital, Inc. 4.375% 1/30/2027 (d)	1,702	1,714
CPPIB Capital, Inc. 4.25% 7/20/2028 (d)	2,393	2,434
Ontario Teachers Finance Trust 0.875% 9/21/2026 (d)	6,173	6,079
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (d)	8,000	7,947
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,348
		31,536

25	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Arab Emirates 0.12%
Abu Dhabi (Emirate of) 3.125% 10/11/2027 (d)	USD15,000	$14,881

Kuwait 0.08%
Kuwait (State of) 4.016% 10/9/2028 (d)	10,100	10,157

Chile 0.01%
Chile (Republic of) 4.85% 1/22/2029	1,855	1,899
Total bonds & notes of governments & government agencies outside the U.S.		142,871
Total bonds, notes & other debt instruments (cost: $11,469,796,000)		11,534,371
Short-term securities 8.54%	Shares
Money market investments 8.54%
Capital Group Central Cash Fund 3.65% (k)(l)	10,923,572	1,092,357
Total short-term securities (cost: $1,092,304,000)		1,092,357
Options purchased (equity style) 0.01%
Options purchased (equity style)*		880
Total options purchased (equity style) (cost: $1,236,000)		880
Total investment securities 98.73% (cost: $12,563,336,000)		12,627,608
Total options written (equity style)† (0.02)% (premium received: $1,882,000)		(2,202)
Other assets less liabilities 1.28%		165,376
Net assets 100.00%		$12,790,782
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	2,400	3/13/2026	USD96.63	USD600,000	$30
3 Month SOFR Futures Option	4,859	12/11/2026	98.00	1,214,750	850
					$880
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	2,400	3/13/2026	USD96.81	USD(600,000)	$(15)
5 Year U.S. Treasury Note Futures Option	2,800	3/13/2026	109.50	(280,000)	(1,990)
					$(2,005)
Put
5 Year U.S. Treasury Note Futures Option	2,800	3/13/2026	USD109.50	USD(280,000)	$(197)
					$(2,202)

Short-Term Bond Fund of America	26

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
30 Day Federal Funds Futures	Long	1,572	3/2/2026	USD631,208	$(374)
3 Month SOFR Futures	Long	6	3/18/2026	1,445	2
3 Month SOFR Futures	Long	136	9/16/2026	32,822	(86)
2 Year U.S. Treasury Note Futures	Long	24,194	7/6/2026	5,063,162	7,825
5 Year U.S. Treasury Note Futures	Short	556	7/6/2026	(61,238)	(224)
10 Year Ultra U.S. Treasury Note Futures	Short	3,492	6/30/2026	(407,637)	(3,845)
10 Year U.S. Treasury Note Futures	Short	4,989	6/30/2026	(567,811)	(3,293)
20 Year U.S. Treasury Bond Futures	Short	229	6/30/2026	(27,129)	(204)
30 Year Ultra U.S. Treasury Bond Futures	Long	79	6/30/2026	9,606	99
					$(100)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD19,000	$48	$—	$48
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	313	—	313
3.488%	Annual	SOFR	Annual	6/17/2031	32,979	410	—	410
3.43574%	Annual	SOFR	Annual	6/17/2031	38,453	386	—	386
3.403%	Annual	SOFR	Annual	6/17/2031	37,849	324	—	324
3.2285%	Annual	SOFR	Annual	6/17/2031	22,772	13	—	13
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	(394)	—	(394)
SOFR	Annual	3.554%	Annual	6/17/2036	25,960	(23)	—	(23)
SOFR	Annual	3.73632%	Annual	6/17/2036	41,353	(668)	—	(668)
SOFR	Annual	3.801%	Annual	6/17/2036	36,481	(787)	—	(787)
SOFR	Annual	3.79168%	Annual	6/17/2036	42,156	(877)	—	(877)
4.13862%	Annual	SOFR	Annual	6/17/2056	10,217	430	—	430
4.097%	Annual	SOFR	Annual	6/17/2056	8,886	309	—	309
4.07464%	Annual	SOFR	Annual	6/17/2056	9,959	307	—	307
3.909%	Annual	SOFR	Annual	6/17/2056	6,381	11	—	11
						$(198)	$—	$(198)
Investments in affiliates (l)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 8.54%
Money market investments 8.54%
Capital Group Central Cash Fund 3.65% (k)	$1,608,255	$2,732,488	$3,248,269	$82	$(199)	$1,092,357	$25,048

27	Short-Term Bond Fund of America

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,377,000, which represented 0.22% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,272,378,000, which represented 33.40% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Scheduled interest and/or principal payment was not received.
(h)	Value determined using significant unobservable inputs.
(i)	Amount less than one thousand.
(j)	Represents securities transacted on a TBA basis.
(k)	Rate represents the seven-day yield at 2/28/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Short-Term Bond Fund of America	28

Financial statements
Statement of assets and liabilities at February 28, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,471,032)	$11,535,251
Affiliated issuers (cost: $1,092,304)	1,092,357	$12,627,608
Cash		4,856
Receivables for:
Sales of investments	151,401
Sales of fund’s shares	21,087
Dividends and interest	69,174
Variation margin on futures contracts	6,875
Variation margin on centrally cleared swap contracts	798	249,335
		12,881,799
Liabilities:
Options written, at value (premium received: $1,882)		2,202
Payables for:
Purchases of investments	59,745
Repurchases of fund’s shares	18,667
Dividends on fund’s shares	608
Investment advisory services	2,459
Services provided by related parties	1,569
Trustees’ deferred compensation	198
Variation margin on futures contracts	4,664
Variation margin on centrally cleared swap contracts	844
Other	61	88,815
Net assets at February 28, 2026		$12,790,782
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,239,062
Total distributable earnings (accumulated loss)		(448,280)
Net assets at February 28, 2026		$12,790,782

Refer to the notes to financial statements.

29	Short-Term Bond Fund of America

Financial statements (continued)
Statement of assets and liabilities at February 28, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,326,947 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,571,011	474,121	$9.64
Class C	48,459	5,116	9.47
Class T	10	1	9.65
Class F-1	68,817	7,138	9.64
Class F-2	882,022	91,481	9.64
Class F-3	843,474	87,468	9.64
Class 529-A	488,695	50,690	9.64
Class 529-C	12,466	1,321	9.44
Class 529-E	13,652	1,418	9.63
Class 529-T	12	1	9.64
Class 529-F-1	11	1	9.64
Class 529-F-2	181,623	18,834	9.64
Class 529-F-3	11	1	9.64
Class R-1	2,346	248	9.46
Class R-2	37,139	3,928	9.46
Class R-2E	1,767	184	9.62
Class R-3	57,314	5,956	9.62
Class R-4	32,329	3,353	9.64
Class R-5E	11,753	1,219	9.64
Class R-5	11,701	1,213	9.64
Class R-6	5,526,170	573,255	9.64

Refer to the notes to financial statements.

Short-Term Bond Fund of America	30

Financial statements (continued)
Statement of operations for the six months ended February 28, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$244,300
Dividends from affiliated issuers	25,048	$269,348
Fees and expenses*:
Investment advisory services	15,554
Distribution services	8,101
Transfer agent services	2,873
Administrative services	1,852
529 plan services	178
Reports to shareholders	115
Registration statement and prospectus	615
Trustees’ compensation	37
Auditing and legal	99
Custodian	23
Other	26	29,473
Net investment income		239,875
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	7,465
Affiliated issuers	82
Options written	435
Futures contracts	(13,168)
Swap contracts	1,452	(3,734)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	19,263
Affiliated issuers	(199)
Options written	(606)
Futures contracts	(3,902)
Swap contracts	181	14,737
Net realized gain (loss) and unrealized appreciation (depreciation)		11,003
Net increase (decrease) in net assets resulting from operations		$250,878
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

31	Short-Term Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2026*	2025

Operations:
Net investment income	$239,875	$511,770
Net realized gain (loss)	(3,734)	38,243
Net unrealized appreciation (depreciation)	14,737	21,668
Net increase (decrease) in net assets resulting from operations	250,878	571,681
Distributions paid or accrued to shareholders	(240,316)	(506,751)
Net capital share transactions	642,935	254,573
Total increase (decrease) in net assets	653,497	319,503
Net assets:
Beginning of period	12,137,285	11,817,782
End of period	$12,790,782	$12,137,285
*
Unaudited.
Refer to the notes to financial statements.

Short-Term Bond Fund of America	32

Notes to financial statementsunaudited
1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

33	Short-Term Bond Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Short-Term Bond Fund of America	34

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,906,030	$—	$4,906,030
Asset-backed obligations	—	3,150,101	7,509	3,157,610
Mortgage-backed obligations	—	2,282,844	—	2,282,844
Corporate bonds and notes	—	1,045,016	—	1,045,016
Bonds & notes of governments & government agencies outside the U.S.	—	142,871	—	142,871
Short-term securities	1,092,357	—	—	1,092,357
Options purchased on futures (equity style)	880	—	—	880
Total	$1,093,237	$11,526,862	$7,509	$12,627,608

35	Short-Term Bond Fund of America

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,926	$—	$—	$7,926
Unrealized appreciation on centrally cleared interest rate swaps	—	2,551	—	2,551
Liabilities:
Value of options written (equity style)	(2,202)	—	—	(2,202)
Unrealized depreciation on futures contracts	(8,026)	—	—	(8,026)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,749)	—	(2,749)
Total	$(2,302)	$(198)	$—	$(2,500)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Short-Term Bond Fund of America	36

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

37	Short-Term Bond Fund of America

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Short-Term Bond Fund of America	38

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $3,385,842,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

39	Short-Term Bond Fund of America

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,569,668,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $302,268,000.

Short-Term Bond Fund of America	40

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$880	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,202
Futures	Interest	Unrealized appreciation*	7,926	Unrealized depreciation*	8,026
Swap (centrally cleared)	Interest	Unrealized appreciation*	2,551	Unrealized depreciation*	2,749
			$11,357		$12,977

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2,253)	Net unrealized appreciation (depreciation) on investments	$1,303
Options written (equity style)	Interest	Net realized gain (loss) on options written	435	Net unrealized appreciation (depreciation) on options written	(606)
Futures	Interest	Net realized gain (loss) on futures contracts	(13,168)	Net unrealized appreciation (depreciation) on futures contracts	(3,902)
Swap	Interest	Net realized gain (loss) on swap contracts	1,452	Net unrealized appreciation (depreciation) on swap contracts	181
			$(13,534)		$(3,024)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

41	Short-Term Bond Fund of America

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$3,274
Capital loss carryforward*	(505,451)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$106,869
Gross unrealized depreciation on investments	(43,882)
Net unrealized appreciation (depreciation) on investments	62,987
Cost of investments	12,562,121
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2026	2025
Class A	$82,851	$168,629
Class C	735	1,614
Class T	— †	— †
Class F-1	1,282	2,749
Class F-2	16,474	41,636
Class F-3	16,822	26,597
Class 529-A	8,983	18,921
Class 529-C	179	372
Class 529-E	240	540
Class 529-T	— †	1
Class 529-F-1	— †	1
Class 529-F-2	3,534	7,061
Class 529-F-3	— †	1
Class R-1	37	78
Class R-2	562	1,242
Class R-2E	31	63
Class R-3	968	2,053
Class R-4	566	1,183
Class R-5E	218	417
Class R-5	245	499
Class R-6	106,589	233,094
Total	$240,316	$506,751
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

Short-Term Bond Fund of America	42

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the six months ended February 28, 2026, the investment advisory services fees were $15,554,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, unreimbursed expenses subject to reimbursement totaled $12,448,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2026, the 529 plan services fees were $178,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.

43	Short-Term Bond Fund of America

For the six months ended February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$6,742	$1,963	$674	Not applicable
Class C	246	22	7	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	86	48	10	Not applicable
Class F-2	Not applicable	456	125	Not applicable
Class F-3	Not applicable	2	124	Not applicable
Class 529-A	596	202	73	$125
Class 529-C	61	5	2	3
Class 529-E	34	3	2	4
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	41	27	46
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	12	1	— *	Not applicable
Class R-2	139	55	6	Not applicable
Class R-2E	6	1	— *	Not applicable
Class R-3	141	37	8	Not applicable
Class R-4	38	13	5	Not applicable
Class R-5E	Not applicable	8	2	Not applicable
Class R-5	Not applicable	3	2	Not applicable
Class R-6	Not applicable	13	785	Not applicable

Total class-specific expenses	$8,101	$2,873	$1,852	$178
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $37,000 in the fund’s statement of operations reflects $22,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2026.

Short-Term Bond Fund of America	44

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2026
Class A	$1,017,028	105,629	$82,007	8,517	$(991,985)	(103,025)	$107,050	11,121
Class C	9,999	1,057	729	77	(12,894)	(1,363)	(2,166)	(229)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,515	469	1,264	131	(7,344)	(763)	(1,565)	(163)
Class F-2	198,073	20,574	15,889	1,650	(154,957)	(16,090)	59,005	6,134
Class F-3	107,127	11,122	16,403	1,703	(100,392)	(10,425)	23,138	2,400
Class 529-A	60,910	6,327	8,960	931	(67,807)	(7,043)	2,063	215
Class 529-C	3,005	319	179	19	(2,921)	(310)	263	28
Class 529-E	1,598	166	238	25	(2,634)	(274)	(798)	(83)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	29,413	3,054	3,519	365	(27,582)	(2,863)	5,350	556
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	205	21	37	4	(729)	(77)	(487)	(52)
Class R-2	4,127	437	556	59	(4,572)	(484)	111	12
Class R-2E	285	30	31	3	(308)	(32)	8	1
Class R-3	8,827	918	963	100	(7,458)	(776)	2,332	242
Class R-4	9,661	1,003	564	59	(7,866)	(817)	2,359	245
Class R-5E	2,087	217	217	23	(1,326)	(138)	978	102
Class R-5	1,218	126	243	25	(2,682)	(278)	(1,221)	(127)
Class R-6	585,088	60,778	105,871	10,998	(244,444)	(25,397)	446,515	46,379
Total net increase (decrease)	$2,043,166	212,247	$237,670	24,689	$(1,637,901)	(170,155)	$642,935	66,781
Refer to the end of the table(s) for footnote(s).

45	Short-Term Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$2,053,802	214,555	$166,886	17,413	$(1,887,480)	(197,188)	$333,208	34,780
Class C	25,245	2,686	1,603	170	(24,209)	(2,575)	2,639	281
Class T	—	—	—	—	—	—	—	—
Class F-1	14,064	1,470	2,705	282	(14,439)	(1,508)	2,330	244
Class F-2	444,155	46,395	40,242	4,199	(634,064)	(66,217)	(149,667)	(15,623)
Class F-3	386,990	40,372	25,761	2,687	(172,480)	(18,010)	240,271	25,049
Class 529-A	141,535	14,782	18,856	1,967	(139,788)	(14,605)	20,603	2,144
Class 529-C	7,443	794	371	40	(6,931)	(740)	883	94
Class 529-E	3,754	392	538	56	(3,719)	(389)	573	59
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	63,100	6,593	7,033	733	(46,629)	(4,870)	23,504	2,456
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,144	122	78	9	(179)	(19)	1,043	112
Class R-2	10,465	1,115	1,230	131	(13,654)	(1,453)	(1,959)	(207)
Class R-2E	361	38	63	6	(295)	(31)	129	13
Class R-3	15,023	1,571	2,035	213	(19,528)	(2,045)	(2,470)	(261)
Class R-4	9,448	986	1,174	122	(10,800)	(1,129)	(178)	(21)
Class R-5E	5,177	541	412	43	(3,493)	(365)	2,096	219
Class R-5	4,434	462	495	52	(2,990)	(312)	1,939	202
Class R-6	741,770	77,471	231,230	24,130	(1,193,371)	(124,674)	(220,371)	(23,073)
Total net increase (decrease)	$3,927,910	410,345	$500,712	52,253	$(4,174,049)	(436,130)	$254,573	26,468
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $4,504,007,000 and $5,218,191,000, respectively, during the six months ended February 28, 2026.
11. Ownership concentration

At February 28, 2026, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds College Target Date Series — College Enrollment Fund, held aggregate ownership of 10% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds College Target Date Series — College Enrollment Fund.

Short-Term Bond Fund of America	46

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2026[5,6]	$9.63	$.18	$.01	$.19	$(.18 )	$—	$(.18 )	$9.64	1.95%[7]	$4,571	.68%[8]	.68%[8]	3.68%[8]
8/31/2025	9.58	.38	.05	.43	(.38 )	—	(.38 )	9.63	4.58	4,460.68		.68	4.01
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.95	4,103.69		.69	3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.89	4,385.68		.68	2.56
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	5,031.67		.67	.86
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	5,070.67		.67	.44
Class C:
2/28/2026[5,6]	9.47	.14	—	.14	(.14 )	—	(.14 )	9.47	1.49 [7]	48	1.38 [8]	1.38 [8]	2.98 [8]
8/31/2025	9.41	.31	.06	.37	(.31 )	—	(.31 )	9.47	3.98	51	1.38	1.38	3.31
8/31/2024	9.24	.30	.17	.47	(.30 )	—	(.30 )	9.41	5.14	48	1.38	1.38	3.24
8/31/2023	9.39	.17	(.15 )	.02	(.17 )	—	(.17 )	9.24	.27	60	1.38	1.38	1.82
8/31/2022	9.88	.02	(.47 )	(.45 )	(.04 )	—	(.04 )	9.39	(4.56)	80	1.37	1.37	.18
8/31/2021	10.06	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.88	(.77 )	80	1.37	1.37	(.25 )
Class T:
2/28/2026[5,6]	9.64	.19	.01	.20	(.19 )	—	(.19 )	9.65	2.00 [7,9]	— [10]	.39 [8,9]	.39 [8,9]	3.98 [8,9]
8/31/2025	9.59	.41	.05	.46	(.41 )	—	(.41 )	9.64	4.99 [9]	— [10]	.38 [9]	.38 [9]	4.30 [9]
8/31/2024	9.41	.40	.18	.58	(.40 )	—	(.40 )	9.59	6.16 [9]	— [10]	.39 [9]	.39 [9]	4.27 [9]
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30 [9]	— [10]	.37 [9]	.37 [9]	2.90 [9]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)[9]	— [10]	.37 [9]	.37 [9]	1.15 [9]
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.16 [9]	— [10]	.37 [9]	.37 [9]	.74 [9]
Class F-1:
2/28/2026[5,6]	9.63	.18	.01	.19	(.18 )	—	(.18 )	9.64	1.95 [7]	69	.68 [8]	.68 [8]	3.68 [8]
8/31/2025	9.58	.39	.04	.43	(.38 )	—	(.38 )	9.63	4.60	70.67		.67	4.03
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.96	68.68		.68	3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	79.67		.67	2.55
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	97.67		.67	.83
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	120.67		.67	.44
Class F-2:
2/28/2026[5,6]	9.63	.19	.01	.20	(.19 )	—	(.19 )	9.64	2.09 [7]	882	.41 [8]	.41 [8]	3.96 [8]
8/31/2025	9.58	.41	.05	.46	(.41 )	—	(.41 )	9.63	4.88	822.40		.40	4.30
8/31/2024	9.40	.40	.18	.58	(.40 )	—	(.40 )	9.58	6.25	967.40		.40	4.24
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.18	984.40		.40	2.86
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	1,080.40		.40	1.14
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.14	1,079.41		.41	.71
Class F-3:
2/28/2026[5,6]	9.64	.19	—	.19	(.19 )	—	(.19 )	9.64	2.04 [7]	844	.30 [8]	.30 [8]	4.07 [8]
8/31/2025	9.58	.42	.06	.48	(.42 )	—	(.42 )	9.64	5.10	820.29		.29	4.40
8/31/2024	9.41	.41	.17	.58	(.41 )	—	(.41 )	9.58	6.26	575.29		.29	4.34
8/31/2023	9.56	.28	(.15 )	.13	(.28 )	—	(.28 )	9.41	1.39	733.29		.29	2.94
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	871.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	783.31		.30	.81
Class 529-A:
2/28/2026[5,6]	9.63	.18	.01	.19	(.18 )	—	(.18 )	9.64	1.95 [7]	489	.68 [8]	.68 [8]	3.69 [8]
8/31/2025	9.58	.39	.04	.43	(.38 )	—	(.38 )	9.63	4.60	486.66		.66	4.03
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	5.97	463.67		.67	3.97
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	468.67		.67	2.59
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.83)	501.65		.65	.86
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.12 )	560.66		.66	.45
Refer to the end of the table(s) for footnote(s).

47	Short-Term Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2026[5,6]	$9.43	$.14	$.01	$.15	$(.14 )	$—	$(.14 )	$9.44	1.57%[7]	$12	1.43%[8]	1.43%[8]	2.93%[8]
8/31/2025	9.38	.31	.04	.35	(.30 )	—	(.30 )	9.43	3.82	12	1.43	1.43	3.26
8/31/2024	9.21	.30	.16	.46	(.29 )	—	(.29 )	9.38	5.10	11	1.43	1.43	3.21
8/31/2023	9.36	.17	(.15 )	.02	(.17 )	—	(.17 )	9.21	.20	11	1.43	1.43	1.84
8/31/2022	9.84	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.36	(4.50)	11	1.42	1.42	.09
8/31/2021	10.03	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.84	(.86 )	14	1.40	1.40	(.28 )
Class 529-E:
2/28/2026[5,6]	9.62	.17	.01	.18	(.17 )	—	(.17 )	9.63	1.84 [7]	14	.89 [8]	.89 [8]	3.48 [8]
8/31/2025	9.57	.36	.05	.41	(.36 )	—	(.36 )	9.62	4.37	14.88		.88	3.81
8/31/2024	9.39	.35	.18	.53	(.35 )	—	(.35 )	9.57	5.75	14.88		.88	3.76
8/31/2023	9.55	.22	(.16 )	.06	(.22 )	—	(.22 )	9.39	.67	14.89		.89	2.37
8/31/2022	10.02	.06	(.46 )	(.40 )	(.07 )	—	(.07 )	9.55	(4.03)	16.88		.88	.60
8/31/2021	10.18	.02	(.05 )	(.03 )	(.03 )	(.10 )	(.13 )	10.02	(.34 )	21.89		.89	.23
Class 529-T:
2/28/2026[5,6]	9.63	.19	.01	.20	(.19 )	—	(.19 )	9.64	2.08 [7,9]	— [10]	.44 [8,9]	.44 [8,9]	3.94 [8,9]
8/31/2025	9.58	.41	.04	.45	(.40 )	—	(.40 )	9.63	4.84 [9]	— [10]	.44 [9]	.44 [9]	4.26 [9]
8/31/2024	9.40	.40	.17	.57	(.39 )	—	(.39 )	9.58	6.20 [9]	— [10]	.45 [9]	.45 [9]	4.19 [9]
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.14 [9]	— [10]	.43 [9]	.43 [9]	2.84 [9]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.61)[9]	— [10]	.43 [9]	.43 [9]	1.09 [9]
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.11 [9]	— [10]	.44 [9]	.44 [9]	.67 [9]
Class 529-F-1:
2/28/2026[5,6]	9.63	.18	.01	.19	(.18 )	—	(.18 )	9.64	2.04 [7,9]	— [10]	.51 [8,9]	.51 [8,9]	3.86 [8,9]
8/31/2025	9.58	.40	.05	.45	(.40 )	—	(.40 )	9.63	4.79 [9]	— [10]	.49 [9]	.49 [9]	4.21 [9]
8/31/2024	9.41	.39	.17	.56	(.39 )	—	(.39 )	9.58	6.03 [9]	— [10]	.50 [9]	.50 [9]	4.15 [9]
8/31/2023	9.56	.26	(.15 )	.11	(.26 )	—	(.26 )	9.41	1.17 [9]	— [10]	.50 [9]	.50 [9]	2.76 [9]
8/31/2022	10.03	.10	(.47 )	(.37 )	(.10 )	—	(.10 )	9.56	(3.67)[9]	— [10]	.49 [9]	.49 [9]	1.03 [9]
8/31/2021	10.19	.10	(.09 )	.01	(.07 )	(.10 )	(.17 )	10.03	.07 [9]	— [10]	.42 [9]	.42 [9]	.96 [9]
Class 529-F-2:
2/28/2026[5,6]	9.64	.19	—	.19	(.19 )	—	(.19 )	9.64	1.99 [7]	182	.39 [8]	.39 [8]	3.97 [8]
8/31/2025	9.58	.41	.06	.47	(.41 )	—	(.41 )	9.64	5.00	176.39		.39	4.30
8/31/2024	9.41	.40	.17	.57	(.40 )	—	(.40 )	9.58	6.14	152.40		.40	4.25
8/31/2023	9.56	.28	(.16 )	.12	(.27 )	—	(.27 )	9.41	1.31	132.37		.37	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	133.40		.40	1.13
8/31/2021[5,11]	10.17	.05	(.03 )	.02	(.06 )	(.10 )	(.16 )	10.03	.14 [7]	139	.43 [8]	.43 [8]	.64 [8]
Class 529-F-3:
2/28/2026[5,6]	9.64	.19	—	.19	(.19 )	—	(.19 )	9.64	2.00 [7]	— [10]	.37 [8]	.37 [8]	4.00 [8]
8/31/2025	9.58	.42	.05	.47	(.41 )	—	(.41 )	9.64	5.04	— [10]	.35	.35	4.34
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.17	— [10]	.37	.37	4.29
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30	— [10]	.37	.37	2.89
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)	— [10]	.37	.37	1.15
8/31/2021[5,11]	10.17	.06	(.04 )	.02	(.06 )	(.10 )	(.16 )	10.03	.18 [7]	— [10]	.44 [8]	.37 [8]	.68 [8]
Class R-1:
2/28/2026[5,6]	9.45	.14	.01	.15	(.14 )	—	(.14 )	9.46	1.60 [7]	2	1.37 [8]	1.37 [8]	3.01 [8]
8/31/2025	9.40	.31	.05	.36	(.31 )	—	(.31 )	9.45	3.87	3	1.38	1.38	3.32
8/31/2024	9.23	.30	.17	.47	(.30 )	—	(.30 )	9.40	5.14	2	1.39	1.39	3.27
8/31/2023	9.38	.17	(.15 )	.02	(.17 )	—	(.17 )	9.23	.25	2	1.39	1.39	1.88
8/31/2022	9.87	— [12]	(.45 )	(.45 )	(.04 )	—	(.04 )	9.38	(4.57)	1	1.39	1.39	(.02 )
8/31/2021	10.05	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.87	(.77 )	3	1.38	1.38	(.26 )
Refer to the end of the table(s) for footnote(s).

Short-Term Bond Fund of America	48

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2026[5,6]	$9.45	$.14	$.01	$.15	$(.14 )	$—	$(.14 )	$9.46	1.62%[7]	$37	1.35%[8]	1.35%[8]	3.02%[8]
8/31/2025	9.40	.31	.05	.36	(.31 )	—	(.31 )	9.45	3.90	37	1.35	1.35	3.35
8/31/2024	9.22	.30	.18	.48	(.30 )	—	(.30 )	9.40	5.28	39	1.37	1.37	3.27
8/31/2023	9.38	.18	(.17 )	.01	(.17 )	—	(.17 )	9.22	.17	40	1.37	1.37	1.89
8/31/2022	9.86	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.38	(4.47)	43	1.38	1.38	.14
8/31/2021	10.05	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.86	(.87 )	48	1.39	1.39	(.27 )
Class R-2E:
2/28/2026[5,6]	9.61	.16	.01	.17	(.16 )	—	(.16 )	9.62	1.78 [7]	2	1.03 [8]	1.03 [8]	3.34 [8]
8/31/2025	9.56	.35	.05	.40	(.35 )	—	(.35 )	9.61	4.22	2	1.03	1.03	3.66
8/31/2024	9.38	.34	.17	.51	(.33 )	—	(.33 )	9.56	5.57	2	1.05	1.05	3.59
8/31/2023	9.54	.20	(.16 )	.04	(.20 )	—	(.20 )	9.38	.48	1	1.08	1.08	2.15
8/31/2022	10.02	.05	(.48 )	(.43 )	(.05 )	—	(.05 )	9.54	(4.25)	2	1.09	1.09	.48
8/31/2021	10.18	— [12]	(.05 )	(.05 )	(.01 )	(.10 )	(.11 )	10.02	(.50 )	1	1.12	1.12	(.01 )
Class R-3:
2/28/2026[5,6]	9.61	.16	.01	.17	(.16 )	—	(.16 )	9.62	1.83 [7]	57	.93 [8]	.93 [8]	3.43 [8]
8/31/2025	9.56	.36	.05	.41	(.36 )	—	(.36 )	9.61	4.34	55.92		.92	3.77
8/31/2024	9.39	.35	.17	.52	(.35 )	—	(.35 )	9.56	5.60	57.92		.92	3.73
8/31/2023	9.54	.22	(.15 )	.07	(.22 )	—	(.22 )	9.39	.75	54.92		.92	2.33
8/31/2022	10.02	.06	(.48 )	(.42 )	(.06 )	—	(.06 )	9.54	(4.15)	59.93		.93	.58
8/31/2021	10.18	.02	(.06 )	(.04 )	(.02 )	(.10 )	(.12 )	10.02	(.39 )	63.95		.95	.17
Class R-4:
2/28/2026[5,6]	9.63	.18	.01	.19	(.18 )	—	(.18 )	9.64	1.97 [7]	32	.63 [8]	.63 [8]	3.73 [8]
8/31/2025	9.58	.39	.05	.44	(.39 )	—	(.39 )	9.63	4.64	30.62		.62	4.07
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	6.01	30.63		.63	4.01
8/31/2023	9.56	.25	(.16 )	.09	(.25 )	—	(.25 )	9.40	.94	31.63		.63	2.62
8/31/2022	10.03	.09	(.47 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.81)	34.63		.63	.88
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.10 )	38.64		.64	.48
Class R-5E:
2/28/2026[5,6]	9.64	.19	—	.19	(.19 )	—	(.19 )	9.64	1.96 [7]	12	.44 [8]	.44 [8]	3.92 [8]
8/31/2025	9.58	.41	.05	.46	(.40 )	—	(.40 )	9.64	4.94	11.44		.44	4.25
8/31/2024	9.41	.40	.16	.56	(.39 )	—	(.39 )	9.58	6.09	8.44		.44	4.21
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.23	7.44		.44	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.63)	5.45		.45	1.09
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.09	4.45		.45	.66
Class R-5:
2/28/2026[5,6]	9.64	.19	—	.19	(.19 )	—	(.19 )	9.64	2.01 [7]	12	.35 [8]	.35 [8]	4.02 [8]
8/31/2025	9.58	.42	.05	.47	(.41 )	—	(.41 )	9.64	5.05	13.34		.34	4.35
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.20	11.34		.34	4.30
8/31/2023	9.56	.27	(.14 )	.13	(.28 )	—	(.28 )	9.41	1.34	11.35		.35	2.91
8/31/2022	10.03	.11	(.46 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.54)	12.35		.35	1.11
8/31/2021	10.19	.08	(.06 )	.02	(.08 )	(.10 )	(.18 )	10.03	.19	17.35		.35	.76
Class R-6:
2/28/2026[5,6]	9.63	.19	.01	.20	(.19 )	—	(.19 )	9.64	2.14 [7]	5,526	.30 [8]	.30 [8]	4.07 [8]
8/31/2025	9.58	.42	.05	.47	(.42 )	—	(.42 )	9.63	4.99	5,075.29		.29	4.40
8/31/2024	9.40	.41	.18	.59	(.41 )	—	(.41 )	9.58	6.37	5,268.29		.29	4.36
8/31/2023	9.56	.29	(.17 )	.12	(.28 )	—	(.28 )	9.40	1.28	4,797.29		.29	3.02
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	3,950.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	3,618.30		.30	.81
Refer to the end of the table(s) for footnote(s).

49	Short-Term Bond Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[13,14]	Six months ended February 28, 2026[5,6,7,15]	Year ended August 31,
		2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	120%	154%	93%	91%	86%	69%
Including mortgage dollar roll transactions	145%	232%	266%	203%	130%	147%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[12]	Amount less than $0.01.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Short-Term Bond Fund of America	50

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,266,391,898
Total shares voting on November 25, 2025:
1,189,977,772 (94.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,047,391,274	88.0%	142,586,498	12.0%
Pramod Atluri	1,173,345,691	98.6%	16,632,081	1.4%
Francisco G. Cigarroa	1,173,844,617	98.6%	16,133,155	1.4%
Nariman Farvardin	1,172,835,644	98.6%	17,142,128	1.4%
Jennifer C. Feikin	1,174,522,228	98.7%	15,455,544	1.3%
Leslie Stone Heisz	1,174,733,168	98.7%	15,244,604	1.3%
Merit E. Janow	1,174,198,394	98.7%	15,779,378	1.3%
Martin E. Koehler	1,174,611,663	98.7%	15,366,109	1.3%
Benjamin R. Miller	1,174,422,427	98.7%	15,555,345	1.3%
Josette Sheeran	1,174,674,285	98.7%	15,303,487	1.3%
Margaret Spellings	1,175,048,376	98.7%	14,929,396	1.3%
Alexandra Trower	1,174,549,578	98.7%	15,428,194	1.3%
Paul S. Williams	1,174,454,418	98.7%	15,523,354	1.3%
Courtney K. Wolf	1,175,446,422	98.8%	14,531,350	1.2%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

51	Short-Term Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2026